Taxes And Charges (Tables)	12 Months Ended
Dec. 31, 2025
Taxes And Charges
Schedule of Recoverable Taxes
	Dec. 31, 2025	Dec. 31, 2024
Current
ICMS (VAT) (a)	551	485
PIS/Pasep (b)	1	1
Cofins (b)	7	5
Others	21	20
	580	511
Non-current
ICMS (VAT) (a)	920	847
PIS/Pasep (b)	138	132
Cofins (b)	499	476
	1,557	1,455
	2,137	1,966

Schedule of Income Tax and Social Contribution Tax Recoverable

The balances of current tax assets and liabilities relating to income tax and social contribution are presented net when the requirements of IAS 12 are met.

	Dec. 31, 2025	Dec. 31, 2024
Income tax	767	500
Social contribution tax	223	89
	990	589

Current	397	7
Non-current	593	582

Schedule of Income Tax and Social Contribution Tax Payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	Dec. 31, 2025	Dec. 31, 2024
Current
Income tax	113	119
Social contribution tax	20	44
	133	163

Schedule of Deferred Income Tax and Social Contribution Tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	Dec. 31, 2024	Profit and loss	Comprehensive income	Others	Dec. 31, 2025
Deferred tax assets
Tax loss carryforwards	956	107	-	-	1,063
Provisions for contingencies	619	134	-	-	753
Impairment on investments	17	(1)	-	-	16
Provision for income sharing payments	30	8	-	-	38
Post-employment obligations	1,465	(567)	(37)	(257)	604
Provision for expected credit losses	350	57	-	-	407
Onerous concession	12	-	-	-	12
Rights of use	134	(3)	-	-	131
Others	18	(3)	-	-	15
Total	3,601	(268)	(37)	(257)	3,039

Deferred tax liabilities
Deemed cost	(147)	5	-	-	(142)
Acquisition costs of equity interests	(339)	13	-	-	(326)
Borrowing costs capitalized	(199)	(20)	-	-	(219)
Adjustment to expectation of cash flow – Concession assets	(387)	(71)	-	-	(458)
Revenues arising from transmission contract asset	(1,400)	119	-	-	(1,281)
Adjustment to fair value: Swap/Loss	(1)	2	-	-	1
Reimbursement of costs – GSF	(184)	46	-	-	(138)
Lease liabilities	(119)	5	-	-	(114)
Others	(34)	(40)	-	(4)	(78)
Total	(2,810)	59	-	(4)	(2,755)
Total, net	791	(209)	(37)	(261)	284

Total assets	2,334				1,853
Total liabilities	(1,543)				(1,569)

	Dec. 31, 2023	Profit and loss	Comprehensive income	Others	Dec. 31, 2024
Deferred tax assets
Tax loss carryforwards	1,219	(263)	-	-	956
Provisions for contingencies	723	(104)	-	-	619
Impairment on investments	57	(40)	-	-	17
Provision for income sharing payments	48	(18)	-	-	30
Post-employment obligations	1,812	47	(394)	-	1,465
Provision for expected credit losses	326	24	-	-	350
Onerous concession	12	-	-	-	12
Rights of use	126	8	-	-	134
Others	13	5	-	-	18
Total	4,424	(429)	(394)	-	3,601

Deferred tax liabilities
Deemed cost	(155)	8	-	-	(147)
Acquisition costs of equity interests	(439)	100	-	-	(339)
Borrowing costs capitalized	(182)	(17)	-	-	(199)
Adjustment to expectation of cash flow – Concession assets	(334)	(53)	-	-	(387)
Revenues arising from transmission contract asset	(931)	(469)	-	-	(1,400)
Adjustment to fair value: Swap/Loss	(126)	125	-	-	(1)
Reimbursement of costs – GSF	(229)	45	-	-	(184)
Lease liabilities	(127)	8	-	-	(119)
Others	32	(61)	-	(5)	(34)
Total	(2,491)	(314)	-	(5)	(2,810)
Total, net	1,933	(743)	(394)	(5)	791

Total assets	3,045				2,334
Total liabilities	(1,112)				(1,543)

Schedule of Estimated Balance of Deferred Tax Asset

On the basis of the individual estimates of the Company and its subsidiaries, future taxable profits enable the Deferred tax asset existing on December 31, 2025 to be realized, as follows:

2026	443
2027	379
2028	543
2029	366
2030 a 2032	680
2033 a 2035	628
3,039

Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2025	2024	2023
Profit before income tax and social contribution tax	5,671	9,358	6,851
Income tax and social contribution tax – nominal expense (34%)	(1,928)	(3,182)	(2,329)
Tax effects applicable to:
Gain in subsidiaries by equity method	30	66	93
Tax incentives	96	166	89
Effects from subsidiaries taxed based on gross revenues	109	95	92
Non-deductible penalties	(70)	(78)	(95)
Interest on own capital	823	629	950
Monetary update on tax overpayments	11	29	101
Others	158	36	15
Income tax and Social Contribution – effective gain (expense)	(771)	(2,239)	(1,084)
Current tax	(562)	(1,495)	(943)
Deferred tax	(209)	(744)	(141)
	(771)	(2,239)	(1,084)
Effective rate	13.60%	23.93%	15.82%

Schedule of taxes payable and amounts to be refunded to customers
	Dec. 31, 2025	Dec. 31, 2024
Current
ICMS	154	146
Cofins (a)	265	278
PIS/Pasep (a)	57	61
INSS	64	59
Others (1)	206	181
	746	725
Non-current
Cofins (a)	404	407
PIS/Pasep (a)	88	89
	492	496
	1,238	1,221
Amounts to be refunded to customers
Current
PIS/Pasep and Cofins (b)	-	185
ICMS	341	341
Non-current
PIS/Pasep and Cofins (b)	151	166
	492	692

(1)	This includes the retention, at source, of income tax on the Interest on Equity declared. This tax was paid in the subsequent month, in accordance with the tax legislation. More details in note 3.4.

Schedule of movement of amounts to be refunded to consumers

Movement of amounts to be refunded to customers

Balances on December 31, 2022	3,304
Consumers refunds	(1,909)
Federal Revenue Inspection	(67)
Financial adjustments - Selic	190
Balances on December 31, 2023	1,518
Consumers refunds	(513)
Reversal of amounts to be refunded to customers	(411)
Financial adjustments - Selic	65
Others	33
Balances on December 31, 2024	692
Consumers refunds	(209)
Financial adjustments - Selic	14
Others	(5)
Balances on December 31, 2025	492

(1)     This refers to a refund through the effective tax rate, related to tax credits (indébito tributário) identified by the Company, in accordance with Law 14,385/2022.

Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances
	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Global Reversion Reserve (RGR)	29	28
Energy Development Account (CDE)	102	76
Grantor inspection fee – ANEEL	4	4
Energy Efficiency Program	241	188
Research and development (R&D)	140	146
Energy System Expansion Research	5	5
National Scientific and Technological Development Fund	10	10
Proinfa – Alternative Energy Program	7	9
Royalties for use of water resources	14	12
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	5	5
Others	3	4
	589	516

Current liabilities	441	344
Non-current liabilities	148	172

Schedule of Research Development and Innovation
	Consolidated
	Dec. 31, 2024	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2025
FNDCT	10	19	(19)	-	-	10
MME	5	9	(9)	-	-	5
R&D (1)	146	11	-	(20)	3	140
PEE	188	88	-	(60)	25	241
Total	349	127	(28)	(80)	28	396

	Consolidated
	Dec,31,2023	Additions	Expenses	Investments	Monetary updating	Dec. 31, 2024
FNDCT	9	48	(47)	-	-	10
MME	5	24	(24)	-	-	5
R&D (1)	150	36	-	(56)	16	146
PEE	187	83	(45)	(54)	17	188
Total	351	191	(116)	(110)	33	349

(1)	The changes in R&D are presented net of services in progress, which amounted to R$6 on December 31, 2025 and R$4 on 2024